Financial investments and financial receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Financial investments and financial receivables	Financial investments and financial receivables

Non-current financial investments
	At 31 December
(in USD million)	2025	2024
Bonds	2,379	2,090
Listed equity securities	3,796	2,947
Non-listed equity securities	663	579

Financial investments	6,839	5,616

Bonds and equity securities relate to investment portfolios held by Equinor’s captive insurance company and other listed and non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss.
Included in listed equity securities are shares in Ørsted A/S of USD 2.5 billion and USD 1.9 billion for 2025 and 2024, respectively. In October 2025, Equinor ASA participated in Ørsted’s DKK 60 billion rights issue to maintain the 10%
ownership stake in Ørsted. The subscription of additional shares for USD 0.9 billion was settled in October 2025.

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2025	2024

Interest-bearing receivables	748	919
Prepayments and other non-interest-bearing receivables	1,326	1,261
Assets classified as held for sale1)	—	(801)

Prepayments and financial receivables	2,073	1,379
1) For assets reclassified to held for sale, see note 6 Acquisitions and disposals
Interest-bearing receivables primarily relate to loans to equity accounted companies and employees. Prepayments and other non-interest-bearing receivables mainly relate to sales of licenses and lease prepayments.

Current financial investments
	At 31 December
(in USD million)	2025	2024

Time deposits	10,390	9,715
Interest-bearing securities	3,907	5,620

Financial investments	14,297	15,335
Financial investments mainly relate to investments held by Equinor ASA as part of liquidity management. At 31 December
2025, USD 288 million relates to investment portfolios held by Equinor’s captive insurance company. The corresponding balance at 31 December 2024 was USD 366 million. For information about financial instruments by category, see note 28
Financial instruments and fair value measurement.

Current prepayments and financial receivables
	At 31 December
(in USD million)	2025	2024

Interest-bearing financial receivables and accrued interest	256	614
Collateral receivables1, 2)	2,470	4,254
Total current financial receivables	2,726	4,868

Prepayments and other non-financial receivables	1,159	1,216

Prepayments and financial receivables	3,885	6,084

1) Collateral receivables are mainly related to cash paid as security for counterparties credit exposure towards Equinor.
2) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.